Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2011	Sep. 30, 2012	Dec. 31, 2012
Loss Contingencies [Line Items]
Approximate number of federal district court actions alleged for patent infringement			50
Payments for Legal Settlements		$ 400,000,000	$ 384,000,000
Future payments for legal settlements		200,000,000
Guarantee obligations, year term (in years)	30
Letters of credit			100,000,000
Purchase commitments			41,800,000,000
2013			29,600,000,000
2014-2015			7,500,000,000
2016-2017			4,200,000,000
Thereafter			500,000,000
Purchases against commitments			$ 16,000,000,000